Stock-Based Compensation	3 Months Ended
Mar. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation	Stock-Based Compensation
Stock-based compensation cost by award type follows:

(in millions)	Three Months Ended March 31,
	2021	2020
Stock option awards	$3.6	$3.2
Restricted stock awards	2.2	2.0
Performance share awards	2.5	2.0
Restricted stock units	—	1.4
Stock appreciation rights	3.1	(3.0)
Total stock-based compensation cost incurred	11.4	5.6
Capitalized (cost) credit during the period	(3.4)	2.7
Amortization of capitalized cost during the period	5.5	3.5
Total stock-based compensation expense	$13.5	$11.8